Investments in Joint Ventures and Associates - Summary of Individually Immaterial Joint Ventures (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of associates [line items]
Profit/(loss) for the year	£ 408	£ (2,335)	£ 823
Total comprehensive income/(expense)	253	(1,645)	£ 843
Aggregated individually immaterial joint ventures [member]
Disclosure of associates [line items]
Profit/(loss) for the year	1	(1)
Total comprehensive income/(expense)	£ 1	£ (1)